SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2019
Segmented Information
Schedule of non-current assets
	January 31, 2019	January 31, 2018

Canada	$-	$1,079
USA	236,887	199,848
	$236,887	$200,927